UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-7091
Dreyfus Florida Municipal Money Market Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	6/30
Date of reporting period:	3/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Florida Municipal Money Market Fund
Statement of Investments
March 31, 2005 (Unaudited)

	Principal

Tax Exempt Investments--100.1%	Amount ($)		Value ($)

County of Alachua, Industrial Revenue, VRDN
(North Central Florida YMCA) 2.08%
(LOC; SouthTrust Bank)	1,745,000	a	1,745,000
County of Bay, Water Systems Revenue
4.85%, 9/1/2005 (Insured; AMBAC)	100,000		101,113
Brevard County, GO Notes 2.50%, 9/1/2005
(Insured; AMBAC)	275,000		275,453
Brevard County School Board, RAN 2%, 4/29/2005	4,090,000		4,092,510
County of Broward:
IDR, VRDN:
(GB Instruments Inc. Project)
2.43% (LOC; Bank of America)	2,240,000	a	2,240,000
(Rex Three Inc. Project)
2.39% (LOC; Wachovia Bank)	2,390,000	a	2,390,000
Sales Tax Revenue, CP 2.06%, 5/10/2005
(Liquidity Facility; Dexia Credit Locale)	2,600,000		2,600,000
Broward County Housing Finance Authority, VRDN:
MFHR:
(Cypress Grove Apartments Project)
2.35% (Liquidity Facility; Sun America Inc.)	15,000,000	a	15,000,000
(Golf View Gardens Apartments Project)
2.38% (LOC; Regions Bank)	8,850,000	a	8,850,000
SFMR, Merlots Program
2.40% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	35,000	a	35,000
Broward County School Board, COP, LR
3%, 7/1/2005 (Insured; FSA)	300,000		300,703
Canaveral Port Authority, Revenue, Refunding
3%, 6/1/2005 (Insured; FGIC)	100,000		100,198
City of Cape Coral, GO Notes, CP 2.25%, 5/23/2005
(LOC; Bank of America)	4,500,000		4,500,000
Capital Projects Finance Authority, LR
(AAAE Airports Project)
4.25%, 6/1/2005 (Insured; MBIA)	2,275,000		2,285,696
Charlotte County School District, TAN 3%, 6/30/2005	5,000,000		5,014,008
Collier County Industrial Development Authority, IDR
VRDN (March Project) 2.44% (LOC; Wachovia Bank)	2,900,000	a	2,900,000
Dade County Industrial Development Authority, PCR
Refunding, VRDN (Florida Power and Light Co. Project) 2.32%	1,400,000	a	1,400,000
Escambia County Housing Finance Authority, SFMR, VRDN
Merlots Program 2.40% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	2,885,000	a	2,885,000
Flagler County, GO Notes 3%, 7/1/2005 (Insured; FSA)	100,000		100,169
State of Florida, GO Notes (Florida Department of
Transportation) 3.25%, 7/1/2005	325,000		325,928
Florida Development Finance Corporation, IDR, VRDN:
(Air Technology)
2.44% (LOC; Wachovia Bank)	2,000,000	a	2,000,000
(Byrd Technologies Inc.)
2.44% (LOC; Wachovia Bank)	1,450,000	a	1,450,000
(Downey Glass Industries)
2.44% (LOC; Wachovia Bank)	895,000	a	895,000
(DSLA Realty LC Project)
2.29% (LOC; SunTrust Bank)	1,460,000	a	1,460,000
(Energy Planning Associates)
2.44% (LOC; Wachovia Bank)	1,435,000	a	1,435,000
Enterprise Bond Program
2.44% (LOC; Wachovia Bank)	3,075,000	a	3,075,000
(Enterprise Bond Twin Vee)
2.44% (LOC; SunTrust Bank)	1,720,000	a	1,720,000
(Florida Steel Project)
2.44% (LOC; Wachovia Bank)	1,035,000	a	1,035,000
(Inco Chemical Supply Co.)
2.44% (LOC; Wachovia Bank)	1,840,000	a	1,840,000
(Increte LLC Project)
2.44% (LOC; Wachovia Bank)	2,055,000	a	2,055,000
(Kelray Real Estate Project)
2.44% (LOC; Wachovia Bank)	930,000	a	930,000
Refunding (Charlotte Community Project)
2.34% (LOC; SunTrust Bank)	1,380,000	a	1,380,000
(Retro Elevator Corp. Project)
2.44% (LOC; Wachovia Bank)	845,000	a	845,000
(R.L. Smith Investments LLC)
2.29% (LOC; SunTrust Bank)	1,000,000	a	1,000,000
(Sun and Skin Care Resource Project)
2.44% (LOC; Wachovia Bank)	805,000	a	805,000
(Suncoast Bakeries Inc.)
2.39% (LOC; SunTrust Bank)	900,000	a	900,000
(Trese Inc. Project)
2.44% (LOC; Wachovia Bank)	1,260,000	a	1,260,000
(University of Southern Florida Foundation)
2.44% (LOC; SunTrust Bank)	1,080,000	a	1,080,000
Florida Gulf Coast University Financing Corporation
Capital Improvement Revenue (Housing Project)
2.50%, 2/1/2006 (LOC; Wachovia Bank)	5,000,000		5,000,000
Florida Housing Finance Corporation, MFHR, VRDN
(Falls of Venice Project) 2.34%
(Insured; FNMA and Liquidity Facility; FNMA)	8,445,000	a	8,445,000
Florida Municipal Loan Council, LR 3.85%, 4/1/2005
(Insured; MBIA)	100,000		100,000
Florida Rural Utility Financing Commission, Revenue:
(Marianna Project) 2%, 5/1/2005	6,130,000		6,134,117
(Public Project Construction)
2.50%, 7/1/2005	2,295,000		2,298,666

Florida State Board of Education Capital Outlay
GO Notes:
5%, 6/1/2005	100,000		100,560
5.30%, 6/1/2005	600,000	b	609,640
5.625%, 6/1/2005	150,000	b	152,465
Refunding:
2.25%, 6/1/2005	105,000		105,006
5%, Series B, 6/1/2005	555,000		557,950
5%, Series D, 6/1/2005	1,300,000		1,306,686
6%, 6/1/2005	250,000		251,812
Lottery Revenue 4%, 7/1/2005 (Insured; FGIC)	1,000,000		1,005,171
Florida State Department of Environmental Protection
Preservation Revenue, Refunding
(Preservation Project) 5%, 7/1/2005 (Insured; FSA)	1,750,000		1,763,339
Florida State Division of Bond Finance
General Services Revenue:
(Preservation 2000) 5.50%, 7/1/2005	100,000	b	101,836
Refunding (Save Coast) 4.125%, 7/1/2005
(Insured; FSA)	125,000		125,626
Florida State Education System, Housing Revenue
(Florida State University Facility)
2%, 5/1/2005 (Insured; FGIC)	200,000		200,135
County of Hillsborough, Community Investment Tax Revenue
4%, 5/1/2005 (Insured; AMBAC)	1,875,000		1,878,854
Hillsborough County Aviation Authority:
Revenue:
Refunding (Tampa International Airport)
4%, 10/1/2005 (Insured; MBIA)	140,000		141,250
VRDN, Merlots Program 2.40%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	1,995,000	a	1,995,000
Transportation Revenue, CP:
2.12%, 9/8/2005 (LOC; State Street Bank and Trust Co.)	4,030,000		4,030,000
2.50%, 11/17/2005 (LOC; State Street Bank and Trust Co.)	3,850,000		3,850,000
Hillsborough County Industrial Development Authority:
Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Project) 5%, 9/1/2005
(Insured; AMBAC)	2,845,000		2,880,867
VRDN:
IDR:
(Allied Aerofoam Project) 1.96%
(LOC; Wachovia Bank)	2,790,000	a	2,790,000
(Seaboard Tampa Terminals) 2.45%
(LOC; Wachovia Bank)	2,400,000	a	2,400,000
Refunding (Leslie Controls Inc.)
2.39% (LOC; SunTrust Bank)	3,400,000	a	3,400,000
Recreational Revenue (Tampa Metropolitan Area
YMCA Project) 2.35% (LOC; Bank of America)	800,000	a	800,000
Hillsborough County School Board, COP, LR:
3%, 7/1/2005 (Insured; MBIA)	100,000		100,168
Master Lease Program 4.375%, 7/1/2005
(Insured; MBIA)	275,000		276,419
Indian River County School District, GO Notes, Refunding
4%, 4/1/2005 (Insured; FSA)	2,185,000		2,185,000
JEA:
Electric Systems Revenue 2.50%, 10/1/2005	1,000,000		1,002,476
St. John's River Power Park Systems Revenue
Refunding:
5%, Series 17, 10/1/2005	355,000		360,204
5%, Series 18, 10/1/2005	600,000		608,616
City of Jacksonville:
PCR, Refunding, VRDN
(Florida Power and Light Co. Project) 2.32%	17,600,000	a	17,600,000
Transport Revenue 3.60%, 10/1/2005
(Insured; MBIA)	200,000		201,427
Jacksonville Economic Development Commission
IDR, VRDN (Load King Manufacturing Co. Inc. Project)
2.44% (LOC; SouthTrust Bank)	2,980,000	a	2,980,000
Kissimmee Utility Authority, Electric Revenue, CP
2.05%, 5/24/2005 (Liquidity Facility; JPMorgan Chase Bank)	6,000,000		6,000,000
Lake County Industrial Development Authority
Industrial Revenue, VRDN (Locklando Door and
Millwork) 2.39% (LOC; Wachovia Bank)	3,540,000	a	3,540,000
Lee County, Airport Revenue, VRDN 2.37%
(Insured; FSA and Liquidity Facility; Merrill Lynch)	1,300,000	a	1,300,000
Lee County Housing Finance Authority, VRDN:
MFHR (Heron Pond Apartments)
2.38% (LOC; Regions Bank)	6,500,000	a	6,500,000
SFMR, Merlots Program
2.40% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	3,720,000	a	3,720,000
Marion County Industrial Development Authority
IDR, VRDN (Universal Forest Products)
2.44% (LOC; Wachovia Bank)	2,500,000	a	2,500,000
County of Miami-Dade:
Aviation Revenue, Refunding (Miami International Airport):
5%, 10/1/2005 (Insured; MBIA)	2,740,000		2,779,164
5.75%, 10/1/2005 (Insured; FSA)	7,490,000		7,624,699
Special Obligation Revenue:
Capital Asset Acquisition 5%, 4/1/2005 (Insured; AMBAC)	2,940,000		2,940,000
Refunding 6%, 10/1/2005 (Insured; AMBAC)	4,250,000		4,331,246
Stormwater Utility Revenue 3%, 4/1/2005
(Insured; MBIA)	3,515,000		3,515,000
Transportation Revenue, CP:
2%, 4/7/2005 (Liquidity Facility: Bayerische Landesbank,
JPMorgan Chase Bank and State Street Bank and
Trust Co.)	4,000,000		4,000,000
1.98%, 4/11/2005 (Liquidity Facility: Bayerische Landesbank,
JPMorgan Chase Bank and State Street Bank and
TrTrust Co.)	4,545,000		4,545,000
Miami-Dade County Industrial Development Authority, VRDN:
IDR:
(Dutton Press Inc. Project) 2.39% (LOC; SunTrust Bank)	1,100,000	a	1,100,000
(Futurama Project) 1.92% (LOC; SouthTrust Bank)	2,485,000	a	2,485,000
(Ram Investments Project) 2.39% (LOC; Wachovia Bank)	3,060,000	a	3,060,000
Industrial Revenue
(Altira Inc. Project) 2.39% (LOC; SunTrust Bank)	2,550,000	a	2,550,000
Private School Revenue
(Gulliver Schools Project)
2.35% (LOC; Bank of America)	1,150,000	a	1,150,000
SWDR (Waste Management Inc.) 2.39%
(Liquidity Facility; Lloyds TSB Bank)	4,245,000	a	4,245,000
Miami-Dade County School District:
GO Notes 5.55%, 6/1/2005 (Insured; MBIA)	1,610,000		1,620,830
TAN 2.75%, 6/28/2005	4,500,000		4,512,289
Miami Health Facilities Authority, Health Facilities
Revenue, VRDN 2.37% (Liquidity Facility: Merrill
Lynch and WestLB AG)	2,500,000	a	2,500,000
County of Nassau, Public Improvement Revenue
3.75%, 5/1/2005 (Insured; MBIA)	230,000		230,298
City of North Miami, Educational Facilities Revenue
VRDN (Miami Country Day School Project)
2.35% (LOC; Bank of America)	450,000	a	450,000
Orange County Health, Health Care Facilities Revenue
CP 2.25%, 5/26/2005 (LOC; SunTrust Bank)	4,700,000		4,700,000
Orange County Housing Finance Authority
MFHR, VRDN (Windsor Pines Partners)
2.34% (LOC; Bank of America)	5,420,000	a	5,420,000
Orange County School Board, COP, LR
5%, 8/1/2005 (Insured; MBIA)	100,000		101,050
Orlando Utilities Commission, Water and Electric Revenue
Refunding 5.75%, 10/1/2005	250,000		254,496
Palm Beach County, Refunding:
IDR, VRDN (Eastern Metal Supply)
2.39% (LOC; Wachovia Bank)	3,020,000	a	3,020,000
Water and Sewer Revenue 5%, 4/1/2005	110,000		110,000
Palm Beach County Educational Facilities Authority
College and University Revenue, VRDN
(Atlantic College) 2.35% (LOC; Bank of America)	11,800,000	a	11,800,000
Palm Beach County Housing Finance Authority, MFHR, VRDN
(Azalea Place Apartments Project)
2.36% (LOC; SunTrust Bank)	2,350,000	a	2,350,000
Palm Beach County School District:
GO Notes, Refunding 5%, 8/1/2005 (Insured; MBIA)	1,000,000		1,009,737
TAN 3%, 9/28/2005	500,000		502,281
Pinellas County Housing Finance Authority, VRDN:
MFHR (Alta Largo Apartments Project)
2.36% (LOC; Amsouth Bank)	7,000,000	a	7,000,000
SFMR 2.38% (GIC; RaboBank and Liquidity Facility;
Merrill Lynch)	6,245,000	a	6,245,000

Pinellas County Industrial Development Authority, IDR, VRDN:
(Sure-Feed Engineering Project)
2.40% (LOC; Bank of America)	465,000	a	465,000
(Ven Tel Plastics Project)
2.39% (LOC; Wachovia Bank)	4,100,000	a	4,100,000
Pinelleas County Industry Council, IDR, VRDN
(Molex ETC Inc. Project) 2.44% (LOC; Wachovia Bank)	2,350,000	a	2,350,000
Putnam County Development Authority, PCR, VRDN
(National Rural Utilities-Seminole Electric):
2.45%, Series H-1	400,000	a	400,000
2.45%, Series H-2	480,000	a	480,000
City of Riviera Beach, IDR, VRDN
(K. Rain Manufacturing Project)
2.39% (LOC; SunTrust Bank)	2,320,000	a	2,320,000
Roaring Fork Municipal Products LLC, Airport and Marina
Revenue, VRDN 2.43% (Insured; MBIA and Liquidity
Facility; The Bank of New York)	12,565,000	a	12,565,000
County of Santa Rosa, Water and Sewer Revenue
Refunding (Holley-Navarre Water System)
1.90%, 5/1/2005 (Insured; MBIA)	155,000		155,032
Sarasota County, IDR, VRDN (Sarasota Military Academy)
2.39% (LOC; Wachovia Bank)	2,000,000	a	2,000,000
St. Lucie County, VRDN:
Health Care Facilities Revenue
(Sage Living Center Project) 2.33% (LOC; Regions Bank)	6,000,000	a	6,000,000
IDR (A-1 Roof Trusses Co. Project)
1.92% (LOC; SouthTrust Bank)	1,195,000	a	1,195,000
St. Petersburg Health Facilities Authority, Health Care Facilities
Revenue, VRDN (American Lung Association)
2.39% (LOC; Wachovia Bank)	455,000	a	455,000
Sumter County Industrial Development Authority, VRDN:
IDR (Robbins Manufacturing Co. Project)
2.39% (LOC; Wachovia Bank)	445,000	a	445,000
Revenue (Villages Tri-County Medical Center)
2.39% (LOC; Huntington NB)	3,306,000	a	3,306,000
Sunshine State Governmental Financing Commission
Revenue, CP:
1.95%, 4/7/2005 (Liquidity Facility; Dexia Credit Locale)	1,000,000		1,000,000
1.98%, 4/7/2005 (Liquidity Facility; DEPFA Bank PLC)	1,000,000		1,000,000
1.98%, 4/7/2005 (Liquidity Facility; HSH Nordbank)	2,995,000		2,995,000
2.40%, 4/29/2005 (Liquidity Facility; DEPFA Bank PLC)	6,485,000		6,485,000
City of Tamarac, IDR, VRDN
(Arch Aluminum and Glass Co.) 2.44%
(LOC; Comercia Bank)	1,000,000	a	1,000,000
City of Tampa:
Occupational License Tax Revenue, Refunding
3.50%, 10/1/2005 (Insured; FGIC)	100,000		100,664
Revenue (Catholic Health East)
5.25%, 11/15/2005 (Insured; MBIA)	300,000		305,531
Tampa Sports Authority, Revenue
(Stadium Project) 6%, 1/1/2006 (Insured; MBIA)	100,000		102,558
City of West Palm Beach, Guaranteed Entitlement
Revenue, Refunding 2.50%, 10/1/2005	300,000		300,503
(Insured; FSA)

Total Investments (cost $329,280,446)	100.1%		329,280,446

Liabilities, Less Cash and Receivables	(0.1%)		(436,556)

Net Assets	100.0%		328,843,890

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LOC	Letter of Credit
COP	Certificate of Participation	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Company		Insurance Corporation
FNMA	Federal National Mortgage Association	MFHR	Multi-Family Housing Revenue
FSA	Financial Security Assurance	PCR	Pollution Control Revenue
GIC	Guaranteed Investment Contract	RAN	Revenue Anticipation Notes
GNMA	Government National Mortgage Association	SFMR	Single Family Mortgage Revenue
GO	General Obligation	SWDR	Solid Waste Disposal Revenue
IDR	Industrial Development Revenue	TAN	Tax Anticipation Notes
		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
Fitch or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	68.6
AAA, AA, A c	Aaa, Aaa, A c		AAA, AA, A c	14.0
Not Rated d	Not Rated d		Not Rated d	17.4
				100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate-subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)